Earnings Per Share	12 Months Ended
Dec. 31, 2023
Earnings Per Share (EPS) [Abstract]
Earnings per share
23.	Earnings per share

Basic and diluted earnings per share amounts are calculated by dividing the profit for the year by the weighted average number of common shares and investment shares outstanding during the year.

The calculation of basic and diluted earnings per share is shown below:

	2023	2022	2021
Numerator
Profit for the year (S/000)	168,900	176,828	153,170
Denominator
Weighted average number of common and investment shares (thousands of shares)	428,107	428,107	428,107

Basic and diluted earnings per share (S/)	0.39	0.41	0.36

The Group had no dilutive potential ordinary shares as of December 31, 2023, 2022 and 2021.

There have been no other transactions involving common shares or investment shares between the reporting date and the date of the authorization of these consolidated financial statements.